Stockholders' and Members' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		$ 691	$ 683		$ 805
Balance			691		683
Balance		4,928	4,753	$ 5,089
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	[1]	13	5		(3)
Other comprehensive income (loss) before reclassifications	[1]			(13)
Tax expense (benefit)	[1]			2
Other comprehensive (loss) income before reclassifications, net of tax	[1]		8	(11)	8
Amounts reclassified from accumulated other comprehensive income, net of tax	[1]
Net current period other comprehensive income, net of tax	[1]		8	(11)	8
Balance	[1]		13		5
Balance	[1]			(11)
Interest Rate Swaps
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	[2]	(24)	(47)		(22)
Other comprehensive income (loss) before reclassifications	[2]	9		125
Tax expense (benefit)	[2]	(2)		(8)
Other comprehensive (loss) income before reclassifications, net of tax	[2]	7	9	117	(47)
Amounts reclassified from accumulated other comprehensive loss	[2]	1		(19)
Amounts reclassified from accumulated other comprehensive income, net of tax	[2]	1	14	(19)	22
Net current period other comprehensive income, net of tax	[2]	8	23	98	(25)
Balance	[2]		(24)		(47)
Balance	[2]	8		106
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		(11)	(42)		(25)
Other comprehensive income (loss) before reclassifications		9		112
Tax expense (benefit)		(2)		(6)
Other comprehensive (loss) income before reclassifications, net of tax		7	17	106	(39)
Amounts reclassified from accumulated other comprehensive loss		1		(19)
Amounts reclassified from accumulated other comprehensive income, net of tax		1	14	(19)	22
Net current period other comprehensive income, net of tax		8	31	87	(17)
Balance			$ (11)		$ (42)
Balance		$ 8		$ 95

[1]	Foreign currency translation adjustments include $6 million losses related to intercompany loans that have been designated long-term investment nature.
[2]	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.